DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Total debt, net deferred finance charges	$ 1,216,933	$ 1,272,350
Less: Current portion of long-term debt due to third parties, net of deferred finance charges	(225,254)	(75,451)
Long-term debt, net of deferred finance charges	$ 991,679	$ 1,196,899